UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22755

LocalShares Investment Trust
(Exact name of Registrant as specified in charter)

4535 Harding Pike
Suite 201
Nashville, Tennessee 37205
(Address of principal executive offices) (Zip code)

Elizabeth S. Courtney
LocalShares Investment Trust
4535 Harding Pike
Suite 201
Nashville, Tennessee 37205
 (Name and address of agent for service)

Copy to:
J. Page Davidson, Esq.
B. Riney Green, Esq.
Bass, Berry & Sims PLC
150 3rd Avenue South, Suite 2800
Nashville, Tennessee 37201

Registrant's telephone number, including area code: 1-615-327-4776

Date of fiscal year end: April 30, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments

LocalShares Investment Trust
Nashville Area ETF
Schedule of Investments
January 31, 2017 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

COMMON STOCK ‡‡— 99.0%

Consumer Discretionary — 22.2%
Cracker Barrel Old Country Store	2,419	$382,347
Dollar General	6,277	463,368
Genesco *	4,839	291,308
Kirkland's *	28,377	393,873
Tractor Supply	4,232	311,771
		1,842,667
Energy — 8.8%
Delek Logistics Partners (A)	12,182	419,670
Delek US Holdings	13,716	307,238
		726,908
Financials — 8.7%
FB Financial *	4,805	122,336
Franklin Financial Network *	6,327	243,906
Pinnacle Financial Partners	5,364	358,583
		724,825
Health Care — 32.5%
AAC Holdings *	18,455	146,717
Acadia Healthcare *	4,413	169,327
Brookdale Senior Living, Cl A *	16,252	243,292
Community Health Systems *	29,073	186,067
Cumberland Pharmaceuticals *	11,666	71,863
Envision Healthcare *	3,790	257,720
HCA Holdings *	4,793	384,782
HealthStream *	11,195	257,037
LifePoint Health *	3,865	229,388
Quorum Health *	21,681	190,576
Surgery Partners *	14,149	261,757
Tivity Health *	11,576	296,924
		2,695,450
Industrials — 4.1%
CLARCOR	4,091	338,776

Materials — 3.4%
Louisiana-Pacific *	14,652	280,293

Real Estate — 19.3%
Community Healthcare Trust ‡	10,235	220,769
CoreCivic ‡	16,640	483,226
Healthcare Realty Trust ‡	6,293	190,111
MedEquities Realty Trust ‡	15,025	163,772
National Health Investors ‡	3,120	230,849
Ryman Hospitality Properties ‡	5,156	315,444
		1,604,171

Total Common Stock
(Cost $8,132,022)		8,213,090

Total Investments - 99.0%
(Cost $8,132,022)†		$8,213,090

Percentages are based on Net Assets of $8,297,307.

(A)	Security considered Master Limited Partnership. At January 31, 2017 this security amounted to $419,670 or 5.06% of Net Assets.
*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
Cl	Class
†	At January 31, 2017, the tax basis cost of the Fund's investments was $8,132,022, and the unrealized appreciation and depreciation were $1,046,121 and $(965,053), respectively.

As of January 31, 2017, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2, or Level 3 investments. Transfers between levels, if any are recognized at period end.

For the period ended January 31, 2017, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SPR-QH-001-0800

Item 2. Controls and Procedures

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LocalShares Investment Trust

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: March 30, 2017

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President & Treasurer

Date: March 30, 2017